FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.8%
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 6.7%
Koninklijke KPN NV	1,754,966	$6,259,051
NOS SGPS SA	79,915	283,882
Orange SA	1,037,917	12,118,600
Proximus SADP	234,209	1,743,683
Singapore Telecommunications Ltd.	3,437,000	6,349,060
Telefonica SA	1,550,171	6,284,637

Total Diversified Telecommunication Services		33,038,913

Media - 0.1%
Telenet Group Holding NV	17,588	395,667
Television Francaise 1	36,009	247,304

Total Media		642,971

Wireless Telecommunication Services - 4.6%
SoftBank Corp.	1,106,900	11,793,863
Vodafone Group PLC	11,545,967	10,858,037

Total Wireless Telecommunication Services		22,651,900

TOTAL COMMUNICATION SERVICES		56,333,784

CONSUMER DISCRETIONARY - 12.6%
Automobiles - 8.0%
Bayerische Motoren Werke AG	115,364	14,162,010
Mercedes-Benz Group AG	157,745	12,678,596
Stellantis NV	734,253	12,889,221

Total Automobiles		39,729,827

Broadline Retail - 0.8%
Harvey Norman Holdings Ltd.	1,619,835	3,752,287

Household Durables - 2.6%
Barratt Developments PLC	805,503	4,234,558
Haseko Corp.	247,000	3,029,931
Taylor Wimpey PLC	2,866,061	3,743,972
Vistry Group PLC	196,221	1,647,721

Total Household Durables		12,656,182

Specialty Retail - 1.2%
JB Hi-Fi Ltd.	182,479	5,314,190
Mobilezone Holding AG, Registered Shares	22,301	341,999
T-Gaia Corp.	26,700	319,953

Total Specialty Retail		5,976,142

TOTAL CONSUMER DISCRETIONARY		62,114,438

CONSUMER STAPLES - 8.1%
Consumer Staples Distribution & Retail - 0.1%
Olam Group Ltd.	414,600	425,828
Food Products - 0.8%
Mitsui DM Sugar Holdings Co. Ltd.	21,300	406,002
Orkla ASA	189,879	1,366,463
Wilmar International Ltd.	716,600	2,012,103

Total Food Products		3,784,568

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	1

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Tobacco - 7.2%
British American Tobacco PLC	354,495	$11,753,930
Imperial Brands PLC	491,642	10,866,484
Japan Tobacco Inc.	590,100	12,872,905
Scandinavian Tobacco Group A/S	17,822	296,387

Total Tobacco		35,789,706

TOTAL CONSUMER STAPLES		40,000,102

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Eni SpA	529,259	7,611,574
Gibson Energy Inc.	324,042	5,100,922
Hafnia Ltd.	273,341	1,338,187
Itochu Enex Co. Ltd.	32,600	285,773
Pembina Pipeline Corp.	389,699	12,265,984
Viva Energy Group Ltd.	853,395	1,709,868

TOTAL ENERGY		28,312,308

FINANCIALS - 19.8%
Banks - 10.2%
Bank of Nova Scotia	176,783	8,854,848
BOC Hong Kong Holdings Ltd.	1,654,097	5,055,205
Canadian Imperial Bank of Commerce	201,917	8,630,588
DBS Group Holdings Ltd.	515,700	12,007,025
Oversea-Chinese Banking Corp. Ltd.	768,400	6,972,292
United Overseas Bank Ltd.	431,600	8,929,545

Total Banks		50,449,503

Financial Services - 0.1%
Timbercreek Financial Corp.	51,043	287,376

Insurance - 9.5%
Assicurazioni Generali SpA	313,422	6,366,988
Great-West Lifeco Inc.	334,436	9,722,844
Japan Post Holdings Co. Ltd.	1,382,600	9,915,003
Legal & General Group PLC	515,598	1,489,965
Mapfre SA	528,393	1,048,611
Poste Italiane SpA	272,192	2,944,671
Power Corp. of Canada	119,291	3,214,749
Zurich Insurance Group AG	25,435	12,079,955

Total Insurance		46,782,786

TOTAL FINANCIALS		97,519,665

INDUSTRIALS - 8.3%
Construction & Engineering - 3.2%
ACS Actividades de Construccion y Servicios SA	83,881	2,944,012
Bouygues SA	158,946	5,334,096
Kumagai Gumi Co. Ltd.	47,300	1,007,950
NCC AB, Class B Shares	35,626	310,865
Nishimatsu Construction Co. Ltd.	111,100	2,690,352
NRW Holdings Ltd.	721,205	1,214,578
Okumura Corp.	48,500	1,365,724

See Notes to Schedules of Investments.

2	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Construction & Engineering - (continued)
Peab AB, Class B Shares	110,536	$438,407
Sanki Engineering Co. Ltd.	31,800	332,884

Total Construction & Engineering		15,638,868

Electrical Equipment - 0.1%
Nippon Carbon Co. Ltd.	17,500	526,084

Ground Transportation - 0.2%
ComfortDelGro Corp. Ltd.	1,103,200	945,588

Industrial Conglomerates - 0.9%
CK Hutchison Holdings Ltd.	691,450	4,221,969

Marine Transportation - 0.1%
Stolt-Nielsen Ltd.	11,162	284,427

Professional Services - 0.8%
Adecco Group AG, Registered Shares	93,731	3,062,379
SmartGroup Corp. Ltd.	213,696	1,126,594

Total Professional Services		4,188,973

Trading Companies & Distributors - 3.0%
Kanematsu Corp.	60,600	841,486
Mitsubishi Corp.	296,700	14,225,835

Total Trading Companies & Distributors		15,067,321

TOTAL INDUSTRIALS		40,873,230

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
VTech Holdings Ltd.	59,437	389,845

Electronic Equipment, Instruments & Components - 0.7%
Nippon Electric Glass Co. Ltd.	211,300	3,699,413

TOTAL INFORMATION TECHNOLOGY		4,089,258

MATERIALS - 11.7%
Chemicals - 2.0%
Incitec Pivot Ltd.	3,316,541	6,048,978
Toyo Ink SC Holdings Co. Ltd.	37,700	567,319
Yara International ASA	96,246	3,404,776

Total Chemicals		10,021,073

Construction Materials - 3.1%
CSR Ltd.	566,068	1,955,609
Holcim AG	199,884	13,449,972

Total Construction Materials		15,405,581

Containers & Packaging - 0.2%
Transcontinental Inc., Class A Shares	80,082	887,211

Metals & Mining - 5.1%
BHP Group Ltd.	415,816	12,452,693
Labrador Iron Ore Royalty Corp.	19,702	462,753
Rio Tinto PLC	186,279	11,806,957
Vulcan Steel Ltd.	60,187	329,322

Total Metals & Mining		25,051,725

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	3

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Paper & Forest Products - 1.3%
Navigator Co. SA	188,468	$638,240
UPM-Kymmene oyj	200,368	5,961,265

Total Paper & Forest Products		6,599,505

TOTAL MATERIALS		57,965,095

REAL ESTATE - 5.8%
Diversified REITs - 0.3%
Charter Hall Long Wale REIT	242,701	647,831
Takara Leben Real Estate Investment Corp.	1,044	697,758

Total Diversified REITs		1,345,589

Health Care REITs - 0.1%
Cofinimmo SA	5,687	426,871

Industrial REITs - 0.8%
CapitaLand Ascendas REIT	1,430,000	2,874,053
Mapletree Industrial Trust	696,900	1,138,027

Total Industrial REITs		4,012,080

Office REITs - 0.3%
Cromwell Property Group	964,534	343,493
Ichigo Office REIT Investment Corp.	1,487	919,762
Mirai Corp.	1,526	487,779

Total Office REITs		1,751,034

Real Estate Management & Development - 2.9%
Cibus Nordic Real Estate AB	24,826	240,990
Daiwa House Industry Co. Ltd.	250,200	6,564,212
Henderson Land Development Co. Ltd.	319,418	949,703
Kerry Properties Ltd.	130,181	269,778
Sun Hung Kai Properties Ltd.	493,499	6,215,495

Total Real Estate Management & Development		14,240,178

Retail REITs - 1.4%
AEON REIT Investment Corp.	1,380	1,483,738
CT Real Estate Investment Trust	56,423	643,433
Frasers Centrepoint Trust	366,100	592,425
Frontier Real Estate Investment Corp.	283	916,346
SmartCentres Real Estate Investment Trust	124,221	2,280,240
Waypoint REIT Ltd.	613,820	1,058,247

Total Retail REITs		6,974,429

TOTAL REAL ESTATE		28,750,181

UTILITIES - 10.6%
Electric Utilities - 7.2%
CK Infrastructure Holdings Ltd.	226,493	1,197,986
Emera Inc.	294,677	12,150,068
Iberdrola SA	1,048,896	13,674,933
Power Assets Holdings Ltd.	390,613	2,046,125
Redeia Corp. SA	152,724	2,563,478
Terna-Rete Elettrica Nazionale SpA	448,057	3,815,810

Total Electric Utilities		35,448,400

See Notes to Schedules of Investments.

4	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Gas Utilities - 0.3%
Italgas SpA		150,520	$890,879
Rubis SCA		24,185	586,821

Total Gas Utilities			1,477,700

Multi-Utilities - 3.1%
A2A SpA		1,367,496	2,496,013
Iren SpA		273,038	506,702
National Grid PLC		942,722	12,470,708

Total Multi-Utilities			15,473,423

TOTAL UTILITIES			52,399,523

TOTAL COMMON STOCKS (Cost - $455,465,094)			468,357,584

	RATE
PREFERRED STOCKS - 2.5%
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 2.5%
Volkswagen AG (Cost - $12,538,986)	7.125%	92,345	12,386,012	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $468,004,080)			480,743,596

SHORT-TERM INVESTMENTS - 1.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $9,090,809)	5.035%	9,090,809	9,090,809	(b)

TOTAL INVESTMENTS - 99.2% (Cost - $477,094,889)			489,834,405

Other Assets in Excess of Liabilities - 0.8%			4,068,774

TOTAL NET ASSETS - 100.0%			$493,903,179

(a)	The rate shown represents the yield as of June 30, 2023.

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index	49	9/23	$5,248,716	$5,280,975	$32,259

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,256,709	CHF	24,479,850	State Street Bank and Trust Co.	7/11/23	$(139,536)
USD	129,717,171	EUR	120,241,202	State Street Bank and Trust Co.	7/11/23	(1,543,814)
USD	67,524,793	GBP	53,840,352	State Street Bank and Trust Co.	7/11/23	(931,147)
USD	6,428,640	NOK	69,927,081	State Street Bank and Trust Co.	7/11/23	(101,213)
USD	1,003,944	SEK	10,841,524	State Street Bank and Trust Co.	7/11/23	(325)
USD	34,417,959	AUD	51,268,469	UBS Securities LLC	7/11/23	278,948
USD	63,182,552	CAD	84,371,073	UBS Securities LLC	7/11/23	(589,396)
USD	284,013	DKK	1,961,045	UBS Securities LLC	7/11/23	(3,531)
USD	20,144,777	HKD	157,725,002	UBS Securities LLC	7/11/23	13,321

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	5

FRANKLIN INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	72,712,112	JPY	10,060,331,464	UBS Securities LLC	7/11/23	$2,979,950
USD	40,820,358	SGD	54,793,820	UBS Securities LLC	7/11/23	315,461

Net unrealized appreciation on open forward foreign currency contracts						$278,718

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

6	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 2.4%
Verizon Communications Inc.	697,255	$25,930,913

Media - 3.1%
Interpublic Group of Cos. Inc.	387,840	14,962,867
Omnicom Group Inc.	182,704	17,384,286

Total Media		32,347,153

TOTAL COMMUNICATION SERVICES		58,278,066

CONSUMER DISCRETIONARY - 1.0%
Household Durables - 1.0%
Garmin Ltd.	102,241	10,662,714

CONSUMER STAPLES - 17.0%
Beverages - 5.0%
Coca-Cola Co.	422,710	25,455,596
PepsiCo Inc.	145,114	26,878,015

Total Beverages		52,333,611

Food Products - 7.1%
Conagra Brands Inc.	474,202	15,990,091
Flowers Foods Inc.	121,515	3,023,293
Kellogg Co.	227,425	15,328,445
Kraft Heinz Co.	658,752	23,385,696
Tyson Foods Inc., Class A Shares	338,690	17,286,738

Total Food Products		75,014,263

Household Products - 2.4%
Kimberly-Clark Corp.	173,078	23,895,149
Reynolds Consumer Products Inc.	38,580	1,089,885

Total Household Products		24,985,034

Tobacco - 2.5%
Philip Morris International Inc.	265,215	25,890,289
Universal Corp.	13,115	654,963

Total Tobacco		26,545,252

TOTAL CONSUMER STAPLES		178,878,160

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DT Midstream Inc.	78,433	3,887,924

FINANCIALS - 11.7%
Banks - 9.0%
Associated Banc-Corp.	240,855	3,909,077
Atlantic Union Bankshares Corp.	95,385	2,475,241
Bank of Hawaii Corp.	23,406	965,029
Brookline Bancorp Inc.	84,133	735,322
Community Bank System Inc.	37,322	1,749,655
CVB Financial Corp.	162,766	2,161,533
Eagle Bancorp Inc.	35,178	744,366
First Commonwealth Financial Corp.	110,233	1,394,447
First Financial Bancorp	46,168	943,674

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	7

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
First Hawaiian Inc.	107,525	$1,936,525
First Interstate BancSystem Inc., Class A Shares	98,598	2,350,576
First Merchants Corp.	28,126	793,997
FNB Corp.	328,813	3,761,621
Fulton Financial Corp.	161,161	1,921,039
Heritage Financial Corp.	31,154	503,760
Hope Bancorp Inc.	135,857	1,143,916
Independent Bank Group Inc.	33,624	1,161,037
Lakeland Bancorp Inc.	37,550	502,795
NBT Bancorp Inc.	26,075	830,489
New York Community Bancorp Inc.	1,382,866	15,543,414
Northwest Bancshares Inc.	100,758	1,068,035
Old National Bancorp	273,069	3,806,582
Park National Corp.	7,014	717,672
Preferred Bank	12,872	707,831
Prosperity Bancshares Inc.	88,793	5,015,029
Provident Financial Services Inc.	70,502	1,152,003
S&T Bancorp Inc.	22,818	620,421
Sandy Spring Bancorp Inc.	48,182	1,092,768
Simmons First National Corp., Class A Shares	79,464	1,370,754
Towne Bank	26,630	618,881
United Bankshares Inc.	85,015	2,522,395
US Bancorp	710,584	23,477,695
Valley National Bancorp	588,015	4,557,116
Washington Trust Bancorp Inc.	16,343	438,156
WesBanco Inc.	24,459	626,395
Westamerica BanCorp	29,472	1,128,778

Total Banks		94,448,024

Capital Markets - 0.0%††
Cohen & Steers Inc.	10,415	603,966

Insurance - 1.6%
CNA Financial Corp.	22,795	880,343
Fidelity National Financial Inc.	186,496	6,713,856
First American Financial Corp.	79,201	4,516,041
Old Republic International Corp.	178,269	4,487,031

Total Insurance		16,597,271

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Ladder Capital Corp.	104,694	1,135,930
Starwood Property Trust Inc.	523,456	10,155,046

Total Mortgage Real Estate Investment Trusts (REITs)		11,290,976

TOTAL FINANCIALS		122,940,237

HEALTH CARE - 11.8%
Biotechnology - 2.1%
AbbVie Inc.	166,711	22,460,973

Health Care Providers & Services - 2.4%
CVS Health Corp.	362,080	25,030,590

See Notes to Schedules of Investments.

8	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	384,626	$24,596,833
Johnson & Johnson	165,587	27,407,960
Pfizer Inc.	668,644	24,525,862

Total Pharmaceuticals		76,530,655

TOTAL HEALTH CARE		124,022,218

INDUSTRIALS - 10.9%
Air Freight & Logistics - 2.3%
United Parcel Service Inc., Class B Shares	137,054	24,566,929

Industrial Conglomerates - 2.4%
3M Co.	253,681	25,390,931

Machinery - 2.6%
Cummins Inc.	111,949	27,445,417

Professional Services - 1.4%
Paychex Inc.	129,544	14,492,087

Trading Companies & Distributors - 2.2%
Fastenal Co.	334,273	19,718,764
MSC Industrial Direct Co. Inc., Class A Shares	37,130	3,537,747

Total Trading Companies & Distributors		23,256,511

TOTAL INDUSTRIALS		115,151,875

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 2.7%
Cisco Systems Inc.	556,059	28,770,493

MATERIALS - 1.8%
Containers & Packaging - 1.8%
International Paper Co.	334,511	10,640,795
Packaging Corp. of America	61,688	8,152,686

TOTAL MATERIALS		18,793,481

REAL ESTATE - 13.6%
Diversified REITs - 1.0%
American Assets Trust Inc.	75,404	1,447,757
Broadstone Net Lease Inc.	101,902	1,573,367
WP Carey Inc.	115,966	7,834,663

Total Diversified REITs		10,855,787

Health Care REITs - 2.9%
CareTrust REIT Inc.	66,535	1,321,385
Healthcare Realty Trust Inc.	263,575	4,971,024
LTC Properties Inc.	33,940	1,120,699
Medical Properties Trust Inc.	2,214,649	20,507,650
Physicians Realty Trust	210,377	2,943,174

Total Health Care REITs		30,863,932

Industrial REITs - 0.6%
LXP Industrial Trust	152,819	1,489,985
STAG Industrial Inc.	124,386	4,462,970

Total Industrial REITs		5,952,955

Office REITs - 1.1%
Brandywine Realty Trust	377,345	1,754,654

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	9

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Office REITs - (continued)
Corporate Office Properties Trust	87,969	$2,089,264
Easterly Government Properties Inc.	125,681	1,822,374
Highwoods Properties Inc.	134,061	3,205,399
Office Properties Income Trust	161,427	1,242,988
Piedmont Office Realty Trust Inc., Class A Shares	197,910	1,438,806

Total Office REITs		11,553,485

Residential REITs - 1.3%
Essex Property Trust Inc.	58,638	13,738,883

Retail REITs - 5.0%
Agree Realty Corp.	122,521	8,011,648
Getty Realty Corp.	39,687	1,342,214
Kimco Realty Corp.	448,390	8,842,251
NETSTREIT Corp.	77,282	1,381,030
NNN REIT Inc.	109,575	4,688,714
Realty Income Corp.	411,694	24,615,184
Spirit Realty Capital Inc.	101,776	4,007,939

Total Retail REITs		52,888,980

Specialized REITs - 1.7%
CubeSmart	178,568	7,974,847
Four Corners Property Trust Inc.	47,532	1,207,313
Gaming and Leisure Properties Inc.	115,880	5,615,545
Uniti Group Inc.	515,639	2,382,252

Total Specialized REITs		17,179,957

TOTAL REAL ESTATE		143,033,979

UTILITIES - 21.8%
Electric Utilities - 15.3%
ALLETE Inc.	35,721	2,070,746
Alliant Energy Corp.	167,111	8,769,985
American Electric Power Co. Inc.	287,753	24,228,802
Avangrid Inc.	65,676	2,474,672
Entergy Corp.	135,344	13,178,445
Evergy Inc.	147,381	8,609,998
Eversource Energy	198,278	14,061,876
Exelon Corp.	625,355	25,476,963
Hawaiian Electric Industries Inc.	49,211	1,781,438
OGE Energy Corp.	129,873	4,663,739
Pinnacle West Capital Corp.	100,071	8,151,784
Portland General Electric Co.	81,494	3,816,364
Southern Co.	369,096	25,928,994
Xcel Energy Inc.	301,804	18,763,155

Total Electric Utilities		161,976,961

Gas Utilities - 0.3%
Northwest Natural Holding Co.	20,081	864,487
Spire Inc.	31,529	2,000,200

Total Gas Utilities		2,864,687

See Notes to Schedules of Investments.

10	Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

Schedules of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 6.2%
Avista Corp.		90,946	$3,571,450
Black Hills Corp.		55,506	3,344,792
Consolidated Edison Inc.		191,971	17,354,178
DTE Energy Co.		138,058	15,189,141
NiSource Inc.		401,341	10,976,676
NorthWestern Corp.		41,677	2,365,587
WEC Energy Group Inc.		141,685	12,502,284

Total Multi-Utilities			65,304,108

TOTAL UTILITIES			230,145,756

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,072,742,555)			1,034,564,903

	RATE
SHORT-TERM INVESTMENTS - 1.4%
Invesco Treasury Portfolio, Institutional Class (Cost - $15,340,526)	5.035%	15,340,526	15,340,526	(a)

TOTAL INVESTMENTS - 99.6% (Cost - $1,088,083,081)			1,049,905,429

Other Assets in Excess of Liabilities - 0.4%			3,919,185

TOTAL NET ASSETS - 100.0%			$1,053,824,614

††	Represents less than 0.1%.

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	41	9/23	$8,918,097	$9,200,913	$282,816

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2023 Quarterly Report	11

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.

International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the QS International Low Volatility High Dividend Hedged Index and QS Low Volatility High Dividend Index, respectively (together, the “Indices”). The QS International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The QS Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc., the Funds’ subadviser.

The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

12

Notes to Schedules of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:

International Low Volatility High Dividend Index ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$468,357,584	—	—	$468,357,584
Preferred Stocks	12,386,012	—	—	12,386,012

Total Long-Term Investments	480,743,596	—	—	480,743,596

Short-Term Investments†	9,090,809	—	—	9,090,809

Total Investments	$489,834,405	—	—	$489,834,405

13

Notes to Schedules of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$32,259	—	—	$32,259
Forward Foreign Currency Contracts††	—	$3,587,680	—	3,587,680

Total Other Financial Instruments	$32,259	$3,587,680	—	$3,619,939

Total	$489,866,664	$3,587,680	—	$493,454,344

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,308,962	—	$3,308,962

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

U.S. Low Volatility High Dividend Index ETF

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,034,564,903	—	—	$1,034,564,903
Short-Term Investments†	15,340,526	—	—	15,340,526

Total Investments	$1,049,905,429	—	—	$1,049,905,429

Other Financial Instruments:
Futures Contracts††	$282,816	—	—	$282,816

Total	$1,050,188,245	—	—	$1,050,188,245

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

14